CASH FLOW INFORMATION (Details) - Schedule of cash and cash equivalents and restricted cash - USD ($)	Jul. 31, 2025	Jul. 31, 2024
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 748,597	$ 1,243,977
Restricted cash, tenant security deposits	938,342	938,580
Restricted cash, escrow	71,806	71,784
Restricted cash, other		31,260
Cash flow information	$ 1,758,745	$ 2,285,601